8. Movements in other comprehensive income from available-for-sale financial assets (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movements In Other Comprehensive Income From Available-for-sale Financial Assets Details
Gains for the year	$ 272,239	$ 554,330	$ 274,165
Reclassification adjustments to income	(715,103)	(227,467)	(67,100)
Net gain on available-for-sale financial assets	$ (442,864)	$ 326,863	$ 207,065